Nature of Operations - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended
	Aug. 12, 2014	Mar. 31, 2015	Dec. 31, 2014	Sep. 16, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Description of acquisition agreement		(i) all outstanding shares of common stock of Corindus, Inc., $0.01 par value per share, were exchanged for shares of Company Common stock, $0.0001 par value per share, and (ii) all outstanding options and warrants to purchase shares of Common stock of Corindus, Inc. were exchanged for or replaced with options and warrants to acquire shares of Common stock of the Company	(i) all outstanding shares of common stock of Corindus, Inc., $0.01 par value per share, were exchanged for shares of Company common stock, $0.0001 par value per share, and (ii) all outstanding options and warrants to purchase shares of common stock of Corindus, Inc. were exchanged for or replaced with options and warrants to acquire shares of common stock of the Company
Common stock, par value		$ 0.0001	$ 0.0001			$ 0.0001
Description of exchange ratio		The exchange ratio was one for 25.00207 shares	The exchange ratio was one for 25.00207 shares
Exchange ratio of common stock			25.00207
Transfer of former business in satisfaction of promissory note	$ 249
Issuance of common stock in connection with private placement of common stock, net of offering costs			25,487
Accumulated deficit		92,046	84,877			60,336
Net borrowings outstanding		9,268	9,111
Contractual obligation due in 2015		3,089	2,000
Cash and cash equivalents		22,015	28,526		5,715	9,845	25,536
Working capital		18,129	26,231
Debt covenant maturity description		Over the next 12 months	Throughout 2015
Private Placement [Member]
Share price (in dollars per share)	$ 2.00			$ 2.50
Issuance of common stock in connection with private placement of common stock, net of offering costs, shares				10,666,570
Gross proceeds from private placement				26,666
Issuance of common stock in connection with private placement of common stock, net of offering costs				$ 25,487
Reverse acquisition - YIDI [Member]
Shares of common stock issued in conversion of redeemable convertible preferred stock	2,811,499
Common stock, par value	$ 0.0100
Exchange ratio of common stock	25.00207